Note 18 - Comparative Consolidated Financial Statements	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of information about consolidated structured entities [text block]
18.	COMPARATIVE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Certain figures in the comparative interim condensed consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current year’s interim condensed consolidated financial statements.